Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	6/30/2012

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Richard C. Young & Co., Ltd.
Address:	98 William Street
		Newport, RI 02840

Form 13F File Number:	028-12215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Stack
Title:		Senior Vice President
Phone:		4018492137

Report Type

[x]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

Form 13F Summary Page

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	409,434 (x$1,000)

List of Other Included Managers:	None.

NAME ISS			TIT OF CL	CUS          	VAL x$1000	SHS 		INV DIS	OT MAN	VOT

ABB LTD				SPONSORED ADR	000375204	4,688		287,274(SH)	SLE	NO	NO
AT&T INC			COM		00206R102	5,852		164,109 (SH)	SLE	NO	NO
ATMOS ENERGY CORP		COM		049560105	6,418		183,023(SH)	SLE	NO	NO
BANK NOVA SCOTIA HALIFAX	COM		064149107	4,038		77,974 (SH)	SLE	NO	NO
BLACK HILLS CORP		COM		092113109	2,822		87,717 (SH)	SLE	NO	NO
BLACKROCK ENHANCED DIV ACHV	COM		09251A104       6,917		955,431(SH)	SLE	NO	NO
BLACKROCK REAL ASSET EQUITY	COM		09254B109	944		92,547(SH)	SLE	NO	NO
BLACKROCK ENH CAP & INC FD I	COM		09256A109	5,338		417,069(SH)	SLE	NO	NO
BRITISH AMERN TOB PLC		SPONSORED ADR	110448107	3,782		37,038(SH)	SLE	NO	NO
BUCKEYE PRTN LP 		UNT LTD PRTN	118230101	1,662		31,851(SH)	SLE	NO	NO
COCA COLA CO			COM		191216100	6,617		84,628(SH)	SLE	NO	NO
COLGATE PALMOLIVE CO		COM		194162103	2,507		24,082(SH)	SLE	NO	NO
COMPANHIA ENERGETICA DE MINA	SP ADR 		204409601	6,170		334,973(SH)	SLE	NO	NO
CURRENCYSHARES SWEDISH KRONA	SWEDISH KRONA	23129R108	1,175		8,172(SH)	SLE	NO	NO
DIAGEO PLC			SPON ADR NEW	25243Q205	6,083		59,023(SH)	SLE	NO	NO
DUKE ENERGY CORP NEW		COM		26441C105	6,686		289,954(SH)	SLE	NO	NO
ENCANA CORP			COM		292505104	4,098		196,756(SH)	SLE	NO	NO
FIRST TR ISE REVERE NAT GAS	COM		33734J102	4,495		273,741(SH)	SLE	NO	NO
HEINZ H J CO			COM		423074103	4,850		89,195(SH)	SLE	NO	NO
ISHARES SILVER TRUST		ISHARES		46428Q109	3,839		144,062(SH)	SLE	NO	NO
ISHARES INC			MSCI CDA INDEX	464286509	21,072		815,469(SH)	SLE	NO	NO
ISHARES INC			MSCI SWITZERLD	464286749	11,905		519,653(SH)	SLE	NO	NO
ISHARES INC			MSCI SWEDEN	464286756	17,337		673,281(SH)	SLE	NO	NO
ISHARES TR			S&P NA NAT RES	464287374	217		6,125(SH)	SLE	NO	NO
JOHNSON & JOHNSON		COM		478160104	5,973		 88,412(SH)	SLE	NO	NO
KIMBERLY CLARK CORP		COM		494368103	7,326		87,453(SH)	SLE	NO	NO
KINDER MORGAN ENRGY PRTN	UT LTD PRTN	494550106	4,409		 56,109(SH)	SLE	NO	NO
KRAFT FOODS INC			CL A		50075N104	5,238		135,621(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		AGRIBUS ETF	57060U605	8,350		168,407(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	5,683		155,320(SH)	SLE	NO	NO
NEXTERA ENERGY INC		COM		65339F101	6,367		92,533(SH)	SLE	NO	NO
NORTHWEST NAT GAS CO		COM		667655104	4,799		100,828(SH)	SLE	NO	NO
NUSTAR ENERGY LP		UNIT COM	67058H102	2,806		52,072(SH)	SLE	NO	NO
PEMBINA PIPELINE CORP		COM		706327103	770		30,082(SH)	SLE	NO	NO
PEPSICO INC			COM		713448108	2,690		 38,071(SH)	SLE	NO	NO
PHILIP MORRIS INTL INC		COM		718172109	3,522		40,362(SH)	SLE	NO	NO
PLUM CREEK TIMBER CO INC	COM		729251108	4,076		 102,672(SH)	SLE	NO	NO
PROCTER & GAMBLE CO		COM		742718109	4,640		75,760(SH)	SLE	NO	NO
PROSHARES TR			PSHS ULSHT 7-10Y74347R313	13,766		487,283(SH)	SLE	NO	NO
RAYONIER INC			COM		754907103	4,069		 90,617(SH)	SLE	NO	NO
SPDR GOLD TRUST			GOLD SHS	78463V107	65,288		 420,699(SH)	SLE	NO	NO
SPDR SERIES TRUST		BRCLYS YLD ETF	78464A417	22,079		559,517(SH)	SLE	NO	NO
SPDR DOW JONES INDL AVRG ETF	UT SER 1	78467X109	39,196		305,145(SH)	SLE	NO	NO
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	6,919		187,065(SH)	SLE	NO	NO
STATOIL ASA			SPONSORED ADR	85771P102	5,612		235,207(SH)	SLE	NO	NO
TC PIPELINES LP			UT COM LTD PRT	87233Q108	3,149		73,072(SH)	SLE	NO	NO
UNILEVER PLC ADR		SPON ADR NEW	904767704	6,251		185,313(SH)	SLE	NO	NO
VANGUARD WORLD FDS		CONSUM STP ETF	92204A207	17,076		193,585(SH)	SLE	NO	NO
VECTREN CORP			COM		92240G101	5,321		180,245(SH)	SLE	NO	NO
VERIZON COMMUNICATIONS INC	COM		92343V104	6,976		156,980(SH)	SLE	NO	NO
VODAPHONE GROUP PLC NEW		SPONS ADR NEW	92857W209	2,119		75,189(SH)	SLE	NO	NO
XCEL ENERGY INC			COM		98389B100	5,452		191,915(SH)	SLE	NO	NO